SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 207,218	$ 224,349
Land use right	2,094,167	2,267,289
Less: accumulated amortization	(456,379)	(428,221)
Intangible assets, net	$ 1,845,006	$ 2,063,417